3. Loans, Allowance for Loan Losses and Credit Quality (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Recorded Investment With no related allowance recorded	$ 3,052,109	$ 2,777,924
Unpaid Principal Balance With no related allowance recorded	3,380,471	3,266,918
Related Allowance With no ralated allowance recorded	0	0
Average Recorded Investment With no related allowance recorded	3,012,310	2,818,260
Recorded Investment With an allowance recorded	319,619	1,330,292
Unpaid Principal Balance With an allowance recorded	365,689	1,409,812
Related Allowance With an allowance recorded	77,800	351,400
Average Recorded Investment With an allowance recorded	883,373	1,180,551
Recorded Investment allowance recorded	3,371,728	4,108,216
Unpaid Principal Balance allowance recorded	3,746,160	4,676,730
Related Allowance recorded	77,800	351,400
Average Recorded Investment Allowance recorded	3,895,683	3,998,811
Commercial and industrial
Recorded Investment With no related allowance recorded	390,605	314,510
Unpaid Principal Balance With no related allowance recorded	424,598	363,618
Related Allowance With no ralated allowance recorded	0	0
Average Recorded Investment With no related allowance recorded	507,232	339,519
Recorded Investment With an allowance recorded	0	59,186
Unpaid Principal Balance With an allowance recorded	0	59,186
Related Allowance With an allowance recorded	0	27,500
Average Recorded Investment With an allowance recorded	158,690	11,837
Commercial Real Estate
Recorded Investment With no related allowance recorded	1,726,482	944,845
Unpaid Principal Balance With no related allowance recorded	1,689,772	1,021,143
Related Allowance With no ralated allowance recorded	0	0
Average Recorded Investment With no related allowance recorded	1,294,710	1,325,504
Recorded Investment With an allowance recorded	204,511	441,632
Unpaid Principal Balance With an allowance recorded	220,981	446,963
Related Allowance With an allowance recorded	34,400	147,700
Average Recorded Investment With an allowance recorded	280,104	272,174
Residential real estate - 1st lien
Recorded Investment With no related allowance recorded	606,133	1,354,432
Unpaid Principal Balance With no related allowance recorded	875,841	1,654,023
Related Allowance With no ralated allowance recorded	0	0
Average Recorded Investment With no related allowance recorded	971,542	1,088,631
Recorded Investment With an allowance recorded	115,108	434,361
Unpaid Principal Balance With an allowance recorded	144,708	474,496
Related Allowance With an allowance recorded	43,400	99,700
Average Recorded Investment With an allowance recorded	294,807	515,685
Residential real estate - Jr lien
Recorded Investment With no related allowance recorded	328,889	164,137
Unpaid Principal Balance With no related allowance recorded	390,260	228,134
Related Allowance With no ralated allowance recorded	0	0
Average Recorded Investment With no related allowance recorded	238,826	64,606
Recorded Investment With an allowance recorded	0	395,113
Unpaid Principal Balance With an allowance recorded	0	429,167
Related Allowance With an allowance recorded	0	76,500
Average Recorded Investment With an allowance recorded	$ 149,772	$ 380,855